ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of the Components of Accumulated Other Comprehensive Income
A summary of the components of Accumulated other comprehensive income is presented below:

	Total	Cumulative Foreign Currency Translation Adjustment	Unrealized Gains and Losses on Derivatives and Short-term Investments
December 31, 2018	$3,428	$3,429	$(1)

Other comprehensive income	986	986	—
Unrealized net gain related to short-term investments	1	—	1

Net current period other comprehensive income	987	986	1

December 31, 2019	$4,415	$4,415	$—

Other comprehensive income	5,520	5,520	—
Unrealized net gain related to short-term investments	1	—	1

Net current period other comprehensive income	5,521	5,520	1

December 31, 2020	$9,936	$9,935	$1